Voyage revenues (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Voyage revenues (Table)
	Years ended December 31,
	2020	2021	2022

Time charters	$309,503	$745,442	$841,057
Voyage charters	385,482	683,146	591,479
Pool revenues	(1,744)	(1,165)	4,620
	$693,241	$1,427,423	$1,437,156